UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE INVESTORS FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 1.6%
160,600	McDonald’s Corp.	$5,378,494

Household Durables - 1.0%
146,400	Newell Rubbermaid Inc. (a)	3,315,960

Media - 9.7%
189,550	Comcast Corp., Class A Shares *	5,568,979
27,640	Discovery Holding Co., Class A Shares (a)*	399,121
110,500	EchoStar Communications Corp., Class A Shares *	3,267,485
22,235	Liberty Global Inc., Class A Shares *	602,124
22,235	Liberty Global Inc., Series C Shares (a)*	572,551
443,000	Liberty Media Corp., Class A Shares *	3,566,150
512,100	News Corp., Class B Shares (a)	8,449,650
120,900	SES Global SA, FDR	1,902,445
319,200	Time Warner Inc.	5,780,712
100,600	Viacom Inc., Class B Shares	3,320,806

	Total Media	33,430,023

Multiline Retail - 1.8%
68,700	J.C. Penney Co. Inc.	3,257,754
58,400	Target Corp.	3,032,712

	Total Multiline Retail	6,290,466

	TOTAL CONSUMER DISCRETIONARY	48,414,943

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.8%
281,400	Kroger Co. *	5,794,026
91,100	Wal-Mart Stores Inc.	3,992,002

	Total Food & Staples Retailing	9,786,028

Food Products - 0.9%
156,300	Sara Lee Corp.	2,961,885

Household Products - 1.1%
61,300	Kimberly-Clark Corp.	3,649,189

Tobacco - 3.8%
177,100	Altria Group Inc.	13,054,041

	TOTAL CONSUMER STAPLES	29,451,143

ENERGY - 13.0%
Energy Equipment & Services - 4.8%
157,500	ENSCO International Inc.	7,337,925
91,200	GlobalSantaFe Corp.	4,160,544
36,800	Halliburton Co.	2,521,536
30,937	Nabors Industries Ltd. *	2,222,205

	Total Energy Equipment & Services	16,242,210

Oil, Gas & Consumable Fuels - 8.2%
42,100	Burlington Resources Inc.	3,423,572
100,500	Marathon Oil Corp.	6,927,465
26,200	Nexen Inc.	1,248,692
56,300	Royal Dutch Shell PLC, ADR, Class A Shares	3,695,532
51,600	Suncor Energy Inc.	3,123,348
72,000	Total SA, Sponsored ADR (a)	9,779,040

	Total Oil, Gas & Consumable Fuels	28,197,649

	TOTAL ENERGY	44,439,859

FINANCIALS - 27.7%
Capital Markets - 3.5%
40,200	Goldman Sachs Group Inc.	4,887,516

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Capital Markets - 3.5% (continued)
113,300	Merrill Lynch & Co. Inc.	$6,950,955

	Total Capital Markets	11,838,471

Commercial Banks - 8.4%
251,400	Bank of America Corp.	10,583,940
59,100	Comerica Inc.	3,480,990
110,400	U.S. Bancorp	3,100,032
101,400	Wachovia Corp. (a)	4,825,626
115,600	Wells Fargo & Co.	6,770,692

	Total Commercial Banks	28,761,280

Consumer Finance - 4.1%
87,200	American Express Co.	5,008,768
89,500	Capital One Financial Corp.	7,117,040
77,100	MBNA Corp.	1,899,744

	Total Consumer Finance	14,025,552

Diversified Financial Services - 1.5%
148,700	JPMorgan Chase & Co.	5,045,391

Insurance - 5.7%
119,400	American International Group Inc.	7,398,024
43,200	Chubb Corp.	3,868,560
61,000	Loews Corp.	5,637,010
61,200	St. Paul Travelers Cos. Inc.	2,746,044

	Total Insurance	19,649,638

Real Estate - 2.0%
105,500	Equity Office Properties Trust	3,450,905
91,800	Equity Residential	3,474,630

	Total Real Estate	6,925,535

Thrifts & Mortgage Finance - 2.5%
80,200	Freddie Mac	4,528,092
67,200	Golden West Financial Corp.	3,991,008

	Total Thrifts & Mortgage Finance	8,519,100

	TOTAL FINANCIALS	94,764,967

HEALTH CARE - 7.8%
Health Care Providers & Services - 3.2%
97,700	UnitedHealth Group Inc.	5,490,740
70,400	WellPoint Inc. *	5,337,728

	Total Health Care Providers & Services	10,828,468

Pharmaceuticals - 4.6%
61,100	Johnson & Johnson	3,866,408
69,400	Novartis AG, Sponsored ADR	3,539,400
148,800	Pfizer Inc.	3,715,536
113,600	Sanofi-Aventis, ADR	4,720,080

	Total Pharmaceuticals	15,841,424

	TOTAL HEALTH CARE	26,669,892

INDUSTRIALS - 6.7%
Aerospace & Defense - 4.4%
100,800	Boeing Co.	6,849,360
93,900	Raytheon Co.	3,570,078
87,800	United Technologies Corp.	4,551,552

	Total Aerospace & Defense	14,970,990

Commercial Services & Supplies - 1.0%
65,600	Avery Dennison Corp.	3,436,784

Industrial Conglomerates - 1.3%
64,700	Textron Inc.	4,640,284

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL INDUSTRIALS	$23,048,058

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 4.4%
121,800	Comverse Technology Inc. *	3,199,686
387,300	Nokia Oyj, Sponsored ADR	6,549,243
1,634,500	Nortel Networks Corp. *	5,328,470

	Total Communications Equipment	15,077,399

Computers & Peripherals - 1.9%
41,000	International Business Machines Corp.	3,289,020
53,900	Lexmark International Inc., Class A Shares *	3,290,595

	Total Computers & Peripherals	6,579,615

Semiconductors & Semiconductor Equipment - 0.7%
60,300	Maxim Integrated Products Inc.	2,571,795

Software - 1.9%
249,900	Microsoft Corp.	6,429,927

	TOTAL INFORMATION TECHNOLOGY	30,658,736

MATERIALS - 1.8%
Chemicals - 1.8%
53,000	Air Products & Chemicals Inc.	2,922,420
81,600	E.I. du Pont de Nemours & Co.	3,196,272

	TOTAL MATERIALS	6,118,692

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 1.9%
84,300	AT&T Corp.	1,669,140
202,000	SBC Communications Inc.	4,841,940

	Total Diversified Telecommunication Services	6,511,080

Wireless Telecommunication Services - 4.8%
103,300	ALLTEL Corp.	6,725,863
401,814	Sprint Nextel Corp.	9,555,137

	Total Wireless Telecommunication Services	16,281,000

	TOTAL TELECOMMUNICATION SERVICES	22,792,080

UTILITIES - 1.3%
Multi-Utilities - 1.3%
97,000	Sempra Energy	4,564,820

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $277,896,497)	330,923,190

FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.0%
REPURCHASE AGREEMENTS - 2.8%
$4,679,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05; Proceeds at maturity - $4,680,501; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $4,772,583)	4,679,000
5,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05; Proceeds at maturity - $5,001,588; (Fully collateralized by U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $5,100,026)	5,000,000

	Total Repurchase Agreements (Cost - $9,679,000)	9,679,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Securities Purchased from Securities Lending Collateral - 5.2%
17,679,861	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $17,679,861)	$17,679,861

	TOTAL SHORT-TERM INVESTMENTS (Cost - $27,358,861)	27,358,861

	TOTAL INVESTMENTS - 104.6% (Cost - $305,255,358#)	358,282,051
	Liabilities in Excess of Other Assets - (4.6)%	(15,707,653)

	TOTAL NET ASSETS - 100.0%	$342,574,398

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Investors Fund (the “Fund”), a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$61,907,393
Gross unrealized depreciation	(8,880,700)

Net unrealized appreciation	$53,026,693

At September 30, 2005, the Fund loaned securities having a market value of $17,258,688. The Fund received cash collateral amounting to $17,679,861 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005